Non-Cash Transactions (Tables)	12 Months Ended
Dec. 31, 2021
Non-cash transaction [Abstract]
Schedule of non-cash transactions

	December 31, 2021
Description	Accounts receivable	Property and equipment and intangible assets	Maintenance reserves	Supplier finance	Sale and leaseback	Loans and financing	Lease	Transfers	Total

Accounts receivable	(255)	—	—	—	—	—	(51,504)	(105,277)	(157,036)
Aircraft sublease receivables	(14,874)	—	—	—	—	—	(5,348)	—	(20,222)
Security deposits and maintenance reserves	—	—	19,422	—	2,760	17,925	—	23,782	63,889
Property and equipment	—	102,220	—	—	(90,522)	—	(8,633)	—	3,065
Right-of-use assets	—	30,528	—	—	—	—	1,897,676	—	1,928,204
Intangible assets	—	136,993	—	—	—	—	—	—	136,993
Loans and financing	—	—	—	—	—	(17,925)	—	—	(17,925)
Lease liabilities	—	—	—	—	—	—	(1,041,464)	205,978	(835,486)
Accounts payable	60,748	(134,921)	(19,422)	1,202,582	87,762	—	—	186,425	1,383,174
Accounts payable – supplier finance	—	—	—	(1,202,582)	—	—	—	—	(1,202,582)
Salaries, wages and benefits	—	—	—	—	—	—	—	121,736	121,736
Government installment payment program	—	—	—	—	—	—	—	(308,161)	(308,161)
Provisions	(50,641)	(134,820)	—	—	—	—	(790,727)	—	(976,188)
Other assets and liabilities	5,022	—	—	—	—	—	—	(124,483)	(119,461)